CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 362.0	$ 560.0
Restricted cash	16.4	0.0
Accounts receivable, net	56.6	146.7
Amount due from related party	7.6	6.9
Other current assets	45.0	119.5
Total current assets	487.6	833.1
Non-current assets
Drilling units	428.3	4,840.8
Deferred tax assets	3.3	6.1
Other non-current assets	8.0	0.0
Total non-current assets	439.6	4,846.9
Total assets	927.2	5,680.0
Current liabilities
Debt due within twelve months	0.0	301.4
Trade accounts payable and accruals	4.2	17.4
Current portion of deferred and contingent consideration to related party	0.0	31.5
Related party payable	7.4	79.5
Other current liabilities	56.3	103.5
Total current liabilities	67.9	533.3
Liabilities subject to compromise	2,879.1	0.0
Non-current liabilities
Long-term debt	0.0	2,576.8
Deferred tax liability	1.0	2.0
Other non-current liabilities	44.4	44.2
Total non-current liabilities	45.4	2,623.0
Commitments and contingencies (see Note 22)
Members' Capital:
Common unitholders (issued 7,527,830 units as at December 31, 2020 and December 31, 2019)	(944.5)	1,146.8
Subordinated unitholders (issued 1,654,335 units as at December 31, 2020 and December 31, 2019)	(371.4)	88.2
Total members' capital	(1,315.9)	1,235.0
Non-controlling interest	(749.3)	1,288.7
Total (deficit)/equity	(2,065.2)	2,523.7
Total liabilities and equity	$ 927.2	$ 5,680.0